Property and Equipment, net	12 Months Ended
Dec. 31, 2015
Property and Equipment, net

Note 10	Property and Equipment, net

Property and equipment balances as of December 31, 2015 and 2014 are as follows:

(in thousands)	2015	2014
Computer equipment	$346,387	317,862
Buildings and improvements	244,938	243,211
Furniture and other equipment	138,727	135,741
Land	16,577	16,763
Other	597	204

Total property and equipment	747,226	713,781
Less accumulated depreciation and amortization	457,328	423,196

Property and equipment, net	$289,898	290,585

The Company has various types of equipment under capital lease arrangements. The Company has the following amounts of equipment under capital lease obligations as of December 31, 2015 and 2014:

(in thousands)	2015	2014
Computer equipment	$55,450	49,118
Furniture and other equipment	5,374	5,374

Total equipment	60,824	54,492

Less accumulated depreciation:
Computer and other equipment	(36,134)	(29,816)
Furniture and other equipment	(2,731)	(1,666)

Total accumulated depreciation	(38,865)	(31,482)

Total equipment, net	$21,959	23,010

Depreciation and amortization expense includes amounts for computer equipment, furniture and other equipment acquired under capital lease. Depreciation and amortization expense related to property and equipment was $56.6 million, $53.5 million and $45.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.